Schedule of Movement of Debentures (Details) $ in Thousands	1 Months Ended
Dec. 31, 2023 USD ($)
Borrowings [abstract]
Convertible debentures	$ 40,000
Less: Transaction costs and fees	(943)
Less: Redemption Option classified as embedded derivatives	(1,951)
Less: Equity component of convertible debentures issued for cash	(14,578)
Interest expense	235
Convertible debentures	$ 22,763